INVESTMENT IN NOVEL LABORATORIES INC. (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2006 Novel Laboratories Inc [Member]	Mar. 31, 2010 Wolters Kluwer [Member]
Noncontrolling Interest, Ownership Percentage by Parent								10.00%
Total Revenues	$ 1,693,246	$ 667,682	$ 3,573,832	$ 1,880,754	$ 3,403,526	$ 2,424,118			$ 80,000,000
Investment in Novel Laboratories, Inc.	$ 3,329,322		$ 3,329,322		$ 3,329,322	$ 3,329,322	$ 3,329,322